UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Insured Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Pennsylvania Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Pennsylvania - 136.1%	Allegheny County, Pennsylvania, GO, Series C-60, 5%,
	11/01/32 (a)	$ 4,650	$ 4,261,214

	Allegheny County, Pennsylvania, Hospital Development Authority,
	Health Center Revenue Bonds (University of Pittsburgh Medical Center
	Health System), Series B, 6%, 7/01/26 (b)	2,000	2,019,380

	Allegheny County, Pennsylvania, Residential Finance
	Authority, S/F Mortgage Revenue Bonds, AMT, Series TT, 5%,
	5/01/35 (c)(d)	955	712,459

	Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue
	Refunding Bonds, Series A, 5%, 12/01/30 (b)	5,000	4,256,650

	Chambersburg, Pennsylvania, Area School District, GO, 5.25%,
	3/01/26 (b)(e)	2,115	2,063,161

	Chambersburg, Pennsylvania, Area School District, GO, 5.25%,
	3/01/27 (b)(e)	2,500	2,428,200

	Connellsville, Pennsylvania, Area School District, GO, Series B, 5%,
	11/15/37 (a)	1,000	895,980

	Delaware County, Pennsylvania, IDA Revenue Bonds
	(Pennsylvania Suburban Water Company Project), AMT,
	Series A, 5.15%, 9/01/32 (f)	5,500	4,234,890

	Delaware County, Pennsylvania, IDA, Water Facilities
	Revenue Refunding Bonds (Aqua Pennsylvania, Inc. Project),
	AMT, Series B, 5%, 11/01/36 (b)(e)	4,770	3,433,923

	East Stroudsburg, Pennsylvania, Area School District, GO,
	Series A, 7.75%, 9/01/27 (b)(e)	2,000	2,294,700

	Erie County, Pennsylvania, Convention Center Authority, Convention
	Center Hotel Revenue Bonds, 5%, 1/15/36 (b)(e)	8,850	7,627,284

	Gettysburg, Pennsylvania, Municipal Authority, College
	Revenue Refunding Bonds, 5%, 8/15/23 (b)	4,000	3,846,000

	Lehigh County, Pennsylvania, General Purpose Authority,
	Hospital Revenue Bonds (Lehigh Valley Health Network),
	Series A, 5%, 7/01/33 (a)	7,995	7,122,346

	Monroe County, Pennsylvania, Hospital Authority Revenue Refunding
	Bonds (Pocono Medical Center), 5.125%, 1/01/37	1,265	906,676

	Montgomery County, Pennsylvania, IDA, Water Facilities
	Revenue Bonds (Aqua Pennsylvania, Inc. Project),
	Series A, 5.25%, 7/01/42	1,800	1,320,408

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
DRIVERS	Derivative Inverse Tax-Exempt Receipts	S/F	Single-Family
EDR	Economic Development Revenue Bonds	SIFMA	Securities Industry and Financial
GO	General Obligation Bonds		Markets Association
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Allegheny, Pennsylvania, School District, GO,
Series C, 5.25%, 5/01/27 (a)	$ 2,175	$ 2,164,821

Northampton Borough, Pennsylvania, Municipal Authority,
Water Revenue Bonds, 5%, 5/15/34 (b)	935	831,411

Northeastern York School District, Pennsylvania, GO,
Series B, 5%, 4/01/32 (b)(e)	1,585	1,432,999

Northumberland County, Pennsylvania, IDA, Water Facilities
Revenue Refunding Bonds (Aqua Pennsylvania Inc. Project),
AMT, 5.05%, 10/01/39 (b)(e)	6,000	4,263,780

Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds (Waste Management Inc.
Project), AMT, Series A, 5.10%, 10/01/27	1,200	812,028

Pennsylvania HFA, Revenue Bonds, DRIVERS, VRDN, AMT,
Series 1248Z, 7.811%, 10/01/09 (b)(g)(h)	2,500	1,925,900

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds,
AMT, Series 96A, 4.70%, 10/01/37	3,000	2,026,020

Pennsylvania State Higher Educational Facilities Authority Revenue
Bonds (UPMC Health System), Series A, 6%, 1/15/22	3,000	2,978,100

Pennsylvania State Higher Educational Facilities Authority, State
System Revenue Bonds, Series AE, 4.75%, 6/15/32 (b)	8,845	7,499,145

Pennsylvania State, IDA, EDR, Refunding, 5.50%, 7/01/20 (f)	7,000	7,059,500

Pennsylvania State Public School Building Authority, Revenue
Refunding Bonds (The School District of Philadelphia
Project), Series B, 5%, 6/01/26 (a)	19,025	17,557,412

Pennsylvania State Public School Building Authority, School
and Capital Appreciation Revenue Bonds (Corry Area School
District), 4.85%, 12/15/22 (a)(i)	1,980	885,753

Pennsylvania State Public School Building Authority, School
and Capital Appreciation Revenue Bonds (Corry Area School
District), 4.87%, 12/15/23 (a)(i)	1,980	830,095

Pennsylvania State Public School Building Authority, School
and Capital Appreciation Revenue Bonds (Corry Area School
District), 4.89%, 12/15/24 (a)(i)	1,980	774,932

Pennsylvania State Public School Building Authority, School
and Capital Appreciation Revenue Bonds (Corry Area School
District), 4.92%, 12/15/25 (a)(i)	1,980	726,521

Pennsylvania State Turnpike Commission, Oil Franchise Tax
Revenue Bonds, Series C, 5%, 12/01/32 (b)	13,600	12,360,632

Pennsylvania State Turnpike Commission, Turnpike Revenue
Bonds, Series A, 5.50%, 12/01/31 (f)	7,800	7,803,588

Philadelphia, Pennsylvania, Authority for Industrial Development,
Airport Revenue Refunding Bonds (Philadelphia Airport System
Project), AMT, Series A, 5.50%, 7/01/17 (b)(e)	4,000	3,760,440

Philadelphia, Pennsylvania, Authority for Industrial Development,
Airport Revenue Refunding Bonds (Philadelphia Airport System
Project), AMT, Series A, 5.50%, 7/01/18 (b)(e)	3,655	3,382,958

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Philadelphia, Pennsylvania, Authority for Industrial Development,
	Lease Revenue Bonds, Series B, 5.50%, 10/01/11 (a)(j)	$ 3,000	$ 3,240,630

	Philadelphia, Pennsylvania, GO, Refunding, Series A, 5.25%,
	12/15/32 (a)	7,000	6,301,820

	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998
	General Ordinance, 4th Series, 5%, 8/01/32 (a)	10,000	8,639,800

	Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
	Authority, Hospital Revenue Refunding Bonds (Presbyterian Medical
	Center), 6.65%, 12/01/19 (k)	3,000	3,440,970

	Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital
	Fund Program), Series A, 5.50%, 12/01/18 (a)	3,000	3,076,590

	Philadelphia, Pennsylvania, Qualified Redevelopment
	Authority Revenue Bonds, AMT, Series B, 5%, 4/15/27 (e)	4,645	3,642,052

	Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds
	(Neighborhood Transformation), Series A, 5.50%, 4/15/22 (e)	1,750	1,691,865

	Philadelphia, Pennsylvania, School District, GO, Series B,
	5.625%, 8/01/12 (e)(j)	10,000	10,888,000

	Philadelphia, Pennsylvania, School District, GO, Series E, 6%,
	9/01/38	5,000	4,864,300

	Reading, Pennsylvania, Area Water Authority, Water Revenue
	Bonds, 5%, 12/01/27 (a)	2,680	2,504,728

	Reading, Pennsylvania, School District, GO, 5%, 1/15/29 (a)	6,000	5,657,220

	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System),
	Series A, 5.875%, 12/01/31	590	513,300

	Scranton, Pennsylvania, School District, GO, Series A, 5%,
	7/15/38 (a)	10,000	8,950,000

	Shaler Area School District, Pennsylvania, Capital
	Appreciation, GO, 4.765%, 9/01/30 (i)(l)	6,145	1,515,357

	York, Pennsylvania, City School District, GO, Series A, 5.25%,
	6/01/22 (l)	1,040	1,028,019

			192,453,957

Guam - 1.5%	A.B. Won Guam International Airport Authority, General Revenue
	Refunding Bonds, AMT, Series C, 5%, 10/01/23 (b)	2,500	2,041,525

	Total Municipal Bonds - 137.6%		194,495,482

	Municipal Bonds Transferred to Tender Option Bond Trusts (m)

Pennsylvania - 20.1%	East Stroudsburg, Pennsylvania, Area School District, GO,
	Refunding, 5%, 9/01/25 (a)	7,000	6,797,840

	Pennsylvania State Public School Building Authority, School Lease
	Revenue Bonds (The School District of Philadelphia Project), 5.25%,
	6/01/13 (a)	15,000	16,141,800

	Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT, Series A, 5%,
	6/15/37 (a)	7,500	5,503,200

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 20.1%		28,442,840

	Total Long-Term Investments (Cost - $248,199,888) - 157.7%		222,938,322

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA Pennsylvania Municipal Money Fund, 1.06% (n)(o)	5,593,211	$ 5,593,211

Total Short-Term Securities (Cost - $5,593,211) - 3.9%		5,593,211
Total Investments (Cost - $253,793,099*) - 161.6%		228,531,533
Other Assets Less Liabilities - 3.7%		5,228,385
Liability for Trust Certificates, Including Interest Expense and Fees
Payable - (10.5)%		(14,934,912)
Preferred Shares, at Redemption Value - (54.8)%		(77,444,152)
Net Assets Applicable to Common Shares - 100.0%	$ 141,380,854

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 235,701,625
Gross unrealized appreciation	$ 3,361,189
Gross unrealized depreciation	(25,281,281)
Net unrealized depreciation	$ (21,920,092)

(a)	FSA Insured.

(b)	MBIA Insured.

(c)	FNMA Collateralized.

(d)	GNMA Collateralized.

(e)	FGIC Insured.

(f)	AMBAC Insured.

(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(h)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(i)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(j)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(k)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(l)	XL Capital Insured.

(m)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income
	CMA Pennsylvania Municipal Money Fund	(6,467,951)	$ 79,469
(o)	Represents the current yield as of report date.

Forward interest rate swaps outstanding as of October 31, 2008 were as follows:

Notional
		Amount	Unrealized
		(000)	Appreciation
Pay a fixed rate of 3.295% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
	Expires January 2019	$ 17,500	$ 388,815

BlackRock MuniYield Pennsylvania Insured Fund

Schedule of Investments October 31, 2008 (Unaudited)

  Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$ 5,593,211	-
Level 2	222,938,322	$ 388,815
Level 3	-	-
Total	$ 228,531,533	$ 388,815
* Other financial instruments are swaps.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Insured Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Pennsylvania Insured Fund

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: December 19, 2008